Subordinated Liabilities - Other (Details) £ / shares in Units, € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) item	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2017 GBP (£) £ / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)
Financial instruments
Number of issuance of convertible preference shares | item	3
Issuance By Banco Santander S.A. In March 2014 [Member]
Financial instruments
Notional amount						€ 1,500
Interest rate (as a percent)				6.25%	6.25%	6.25%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period				5.41%	5.41%	5.41%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In May 2014 [Member]
Financial instruments
Notional amount | $					$ 1,500
Interest rate (as a percent)				6.375%	6.375%	6.375%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period				4.788%	4.788%	4.788%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.A. In September 2014 [Member]
Financial instruments
Notional amount						€ 1,500
Interest rate (as a percent)				6.25%	6.25%	6.25%
Initial interest rate term	7 years
Reprice term	5 years
Adjustment to reference rate, after initial interest rate period				5.64%	5.64%	5.64%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.a. in April 2017 [Member]
Financial instruments
Notional amount						€ 750
Interest rate (as a percent)				6.75%	6.75%	6.75%
Initial interest rate term	5 years
Adjustment to reference rate, after initial interest rate period				6.803%	6.803%	6.803%
Reference rate, after initial interest rate period	5-year Mid-Swap Rate
Issuance By Banco Santander S.a. In September 2017 [Member]
Financial instruments
Notional amount						€ 1,000
Interest rate (as a percent)				5.25%	5.25%	5.25%
Initial interest rate term	6 years
Adjustment to reference rate, after initial interest rate period				4.999%	4.999%	4.999%
Fixed interest rate
Financial instruments
Interest rate (as a percent)				6.222%	6.222%	6.222%
Floating interest rate
Financial instruments
Interest rate (as a percent)				1.13%	1.13%	1.13%
Convertible Subordinated Issue | Santander UK plc
Financial instruments
Outstanding issue amount | £				£ 200
Conversion rate | £ / shares				£ 1
Subordinated liabilities
Financial instruments
Accrued interest		€ 945	€ 934			€ 966
Increase in accrued interest	€ 395	€ 334	€ 276
CCPSs
Financial instruments
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue				5.125%	5.125%	5.125%
Tier 1 Perpetual Subordinated Notes | Banco Santander (Brasil) S.A
Financial instruments
Notional amount | $					$ 1,248
Percentage of perpetual subordinated notes acquired				89.60%	89.60%	89.60%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue				5.125%	5.125%	5.125%
Perpetual Subordinated Notes | Grupo Financiero Santander Mexico, S.A.B. De C.V.
Financial instruments
Notional amount | $					$ 500
Percentage of perpetual subordinated notes acquired				88.20%	88.20%	88.20%
Common Equity Tier 1 Ratio (CET1) maximum threshold percentage for conversion of the subordinated issue				5.125%	5.125%	5.125%